EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER COMMON SHARE	EARNINGS PER COMMON SHARE
Basic earnings per common share (EPS) is calculated by dividing net income attributable to the common shareholder of Hydro One by the weighted-average number of common shares outstanding. The weighted-average number of common shares outstanding during the years ended December 31, 2025 and 2024 were 142,239. There were no dilutive securities during the years ended December 31, 2025 and 2024.